Contributed surplus (Schedule of DSU Activity) (Details) - DSU Plan [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Opening balance	360,965	223,604
Granted	147,671	137,361
Redeemed	(79,106)
Closing balance	429,530	360,965